Restatement of Previously Issued Consolidated Financial Statement (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of consolidated Financial report

	December 31, 2025
	As reported	Adjustment	As restated

Accumulated deficits	$(83,889,411)	$5,113,895	$(78,775,516)
Accumulated other comprehensive income	5,019,336	(3,470,944)	1,548,392
Total shareholders’ equity attributable to Infobird Co., Ltd	16,029,361	1,642,951	17,672,312
Non-controlling interests	2,170,196	(1,642,951)	527,245

The following table summarizes changes made to the audited consolidated statements of operations and comprehensive income (loss) for year ended December 31, 2025:

	December 31, 2025
	As reported	Adjustment	As restated

Impairment of goodwill	$54,765,074	$(3,578,292)	$51,186,782
Total operating expenses	58,979,750	(3,578,292)	55,401,458
LOSS FROM OPERATIONS	(56,411,208)	3,578,292	(52,832,916)
NET LOSS BEFORE INCOME TEX EXPENSES	(57,203,388)	3,578,292	(53,625,096)
NET LOSS FROM CONTINUING OPERATIONS	(57,203,388)	3,578,292	(53,625,096)
NET LOSS	(57,203,388)	3,578,292	(53,625,096)
Less: Net loss attributable to non-controlling interest from continuing operations	(17,455)	(1,535,603)	(1,553,058)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	(57,185,933)	5,113,895	(52,072,038)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	5,241,087	(3,578,292)	1,662,795
Less: Comprehensive income (loss) attributable to non-controlling interests from continuing operations	140,662	(1,642,951)	(1,502,289)
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	(52,102,963)	1,642,951	(50,460,012)
(LOSS) EARNING PER SHARE - BASIC AND DILUTED
Continuing operations	(7.13)	0.63	(6.50)

The following table summarizes changes made to the audited consolidated statement of cash flows for year ended December 31, 2025:

	December 31, 2025
	As reported	Adjustment	As restated

Net loss	$(57,203,388)	$3,578,292	$(53,625,096)
Net loss from continuing operations	(57,203,388)	3,578,292	(53,625,096)
Impairment of goodwill	54,765,074	3,578,292	51,186,782